16. Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Investment securities available for sale	$ 195,746	$ 194,578
Mortgage loans held for sale	4,417	680
Carrying Amount
Assets:
Cash and cash equivalents	52,387	43,370
Investment securities available for sale	195,746	194,578
Other investments	4,231	4,361
Mortgage loans held for sale	4,417	680
Loans, net	843,194	797,578
Cash surrender value of life insurance	16,319	15,936
Liabilities:
Deposits	966,517	877,213
Securities sold under agreements to repurchase	24,221	58,095
Junior subordinated debentures	15,619	20,619
Level 1
Assets:
Cash and cash equivalents	52,387	43,370
Investment securities available for sale	0	0
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	0	0
Junior subordinated debentures	0	0
Level 2
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	195,496	194,328
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	16,319	15,936
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	24,221	58,095
Junior subordinated debentures	15,619	20,619
Level 3
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	250	250
Other investments	4,231	4,361
Mortgage loans held for sale	4,417	680
Loans, net	819,397	748,917
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	955,766	857,999
Securities sold under agreements to repurchase	0	0
Junior subordinated debentures	0	0
Estimated Fair Value
Assets:
Cash and cash equivalents	52,387	43,370
Investment securities available for sale	195,746	194,578
Other investments	4,231	4,361
Mortgage loans held for sale	4,417	680
Loans, net	819,397	748,917
Cash surrender value of life insurance	16,319	15,936
Liabilities:
Deposits	955,766	857,999
Securities sold under agreements to repurchase	24,221	58,095
Junior subordinated debentures	$ 15,619	$ 20,619